INVESTMENTS IN SUBSIDIARIES - Summary of Balance Sheet Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries
Non-current assets	$ 92,295	$ 94,482
Non-current liabilities	39,241	42,672
Equity attributable to Non-controlling interests	33,550	29,829
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Current assets	13,474	13,303
Non-current assets	69,080	69,913
Current liabilities	19,323	17,629
Non-current liabilities	29,366	36,511
Equity attributable to Non-controlling interests	19,853	16,280
Equity attributable to owners of entity	14,012	12,796
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries
Current assets	5,354	5,849
Non-current assets	1,869	1,579
Current liabilities	6,548	6,518
Non-current liabilities	3,744	5,671
Equity attributable to Non-controlling interests	5,759	5,636
Equity attributable to owners of entity	(8,828)	(10,397)
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Current assets	5,832	5,885
Non-current assets	26,778	26,545
Current liabilities	7,974	5,591
Non-current liabilities	9,767	14,076
Equity attributable to Non-controlling interests	8,793	6,223
Equity attributable to owners of entity	6,076	6,540
Subsidiaries with material non-controlling interests | U.S. Retail
Disclosure of subsidiaries
Current assets	740	941
Non-current assets	29,297	29,175
Current liabilities	3,804	5,125
Non-current liabilities	7,181	7,150
Equity attributable to Non-controlling interests	2,836	2,013
Equity attributable to owners of entity	16,216	15,828
Subsidiaries with material non-controlling interests | U.S. Manufactured Housing
Disclosure of subsidiaries
Current assets	1,178	305
Non-current assets	0	2,311
Current liabilities	572	25
Non-current liabilities	0	1,484
Equity attributable to Non-controlling interests	457	838
Equity attributable to owners of entity	149	269
Subsidiaries with material non-controlling interests | U.S. Multifamily
Disclosure of subsidiaries
Current assets	29	28
Non-current assets	2,800	2,536
Current liabilities	37	33
Non-current liabilities	1,847	1,738
Equity attributable to Non-controlling interests	921	579
Equity attributable to owners of entity	24	214
Subsidiaries with material non-controlling interests | Korea Mixed-use
Disclosure of subsidiaries
Current assets	140	120
Non-current assets	3,074	3,001
Current liabilities	45	37
Non-current liabilities	2,375	2,341
Equity attributable to Non-controlling interests	616	577
Equity attributable to owners of entity	178	166
Subsidiaries with material non-controlling interests | U.K and Ireland Short Stay
Disclosure of subsidiaries
Current assets	201	175
Non-current assets	5,262	4,766
Current liabilities	343	300
Non-current liabilities	4,452	4,051
Equity attributable to Non-controlling interests	471	414
Equity attributable to owners of entity	$ 197	176
Subsidiaries with material non-controlling interests | U.S. Hospitality
Disclosure of subsidiaries
Current assets		0
Non-current assets		0
Current liabilities		0
Non-current liabilities		0
Equity attributable to Non-controlling interests		0
Equity attributable to owners of entity		0
Subsidiaries with material non-controlling interests | U.S. Logistics
Disclosure of subsidiaries
Current assets		0
Non-current assets		0
Current liabilities		0
Non-current liabilities		0
Equity attributable to Non-controlling interests		0
Equity attributable to owners of entity		$ 0